Minimum Future Rental Payments Receivable from Tenants (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
First year	$ 419
Second year	238
Third year	169
Fourth year	169
Fifth year	154
Thereafter	52
Total	$ 1,201